Pension and Postretirement Benefits (Net Assets Available For Benefits) (Details) (Pension Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets recognized in the consolidated financial statements	$ 45,163	$ 47,238		$ 45,060
Preferred equity interest in Mobility	9,021	9,209	9,104
Net assets available for benefits	$ 54,184	$ 56,447